Share-Based Awards Plan - Option Activity (Detail) - iQIYI - 2010 Equity Incentive Plan $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Share options
Outstanding, December 31, 2017 | shares	306,266,366
Granted | shares	112,846,527
Forfeited | shares	(13,474,664)
Exercised | shares	(25,059,198)
Outstanding, December 31, 2018 | shares	380,579,031
Vested and expected to vest at December 31, 2018 | shares	382,422,243
Exercisable at December 31, 2018 | shares	184,247,256
Share options
Outstanding, December 31, 2017 | $ / shares	$ 0.45
Granted | $ / shares	0.51
Forfeited | $ / shares	0.51
Exercised | $ / shares	0.42
Outstanding, December 31, 2018 | $ / shares	0.47
Vested and expected to vest at December 31, 2018 | $ / shares	0.46
Exercisable at December 31, 2018 | $ / shares	$ 0.42
Share Option Roll Forward - Weighted-Average Remaining Contractual Life (in years)
Outstanding, December 31, 2018	9 years
Vested and expected to vest at December 31, 2018	7 years
Exercisable at December 31, 2018	6 years
Share options
Outstanding, December 31, 2018 | $	$ 630
Vested and expected to vest at December 31, 2018 | $	635
Exercisable at December 31, 2018 | $	$ 314